21 Employees benefits (Details 6)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
G0 plan [member]
Summary of employee benefits [Line Items]
Discount rate - actual rate (NTN-B)	3.07%	3.36%	4.84%
Inflation rate	3.25%	3.50%	4.01%
Nominal rate of salary growth	5.32%	5.57%	6.09%
Mortality table	AT-2000	AT-2000	AT-2000
G1 Plan [member]
Summary of employee benefits [Line Items]
Discount rate - actual rate (NTN-B)	3.44%	3.37%	4.91%
Inflation rate	3.25%	3.50%	4.01%
Nominal rate of salary growth	5.32%	5.57%	6.09%
Mortality table	AT-2000	AT-2000	AT-2000